Provision for Income Taxes - Expiration of Tax Loss Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 2,463
2015 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	143
2016 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	688
2017 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	448
2018 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	10
2019 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	193
2020-2024 Tax Loss Credit Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	198
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	152
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 631